DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS - Disclosure of detailed information about reconciliation of the total fair value of derivative warrants liabilities (Details) $ in Thousands			12 Months Ended
	Nov. 12, 2026 $ / shares	Nov. 12, 2024 $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period			$ 887	$ 38	$ 8
Issued				1,154	7,253
Changes in fair value			(286)	(305)	(7,223)
balances at ending of period			601	887	38
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 3.43	$ 4.32
Series 2024 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period			787	0	0
Issued				1,154	0
Changes in fair value			(186)	(367)	0
balances at ending of period			601	787	0
Series 2023 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period			100	38	0
Issued				0	7,253
Changes in fair value			(100)	62	(7,215)
balances at ending of period			0	100	38
Series 2021 | Derivative warrants liabilities
Disclosure of detailed information about financial instruments [line items]
Balances at beginning of period			0	0	8
Issued				0	0
Changes in fair value			0	0	(8)
balances at ending of period			$ 0	$ 0	$ 0